UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

BNY Mellon High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	3/31
Date of reporting period:	09/30/2025

FORM N-CSR

Item 1. Reports to Stockholders.

BNY Mellon High Yield Strategies Fund
SEMI-ANNUAL REPORT
September 30, 2025

BNY Mellon High Yield Strategies Fund
Protecting Your Privacy Our Pledge to You
THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you
will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial, biometric or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT.
The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information.
The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:
●Information we receive from you, such as your name, address, and social security number.
●Information about your transactions with us, such as the purchase or sale of fund shares.
●Information we receive from agents and service providers, such as proxy voting information.
THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.
Thank you for this opportunity to serve you.
The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND

Back Cover

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

DISCUSSION OF FUND PERFORMANCE AND DISTRIBUTION
INFORMATION (Unaudited)
How did the Fund perform last six months?
For the 6-month period ended September 30, 2025, BNY Mellon High Yield Strategies Fund (the “fund”) produced a total return of 7.30% on a net-asset-value basis and 5.86% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $.105 per share, which reflects an annualized distribution rate of 8.09%.2 In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”), the fund’s performance benchmark, posted a total return of 6.06% for the same period.3

Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.
2
Distribution rate per share is based upon dividends per share paid from undistributed net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3
Source: FactSet — The Index contains all securities in the ICE BofA US High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any Index.

PORTFOLIO SUMMARY (Unaudited)
Allocation of Holdings (Based on Total Investments)
*
Amount represents less than .1%.

SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7%
Advertising — .7%
Dotdash Meredith, Inc., Sr. Scd. Bonds(b),(c)	7.63	6/15/2032	648,000	642,525
Neptune Bidco US, Inc., Sr. Scd. Notes(b),(c)	9.29	4/15/2029	757,000	743,828
				1,386,353
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Gtd. Notes(b),(c)	6.75	3/15/2029	737,000	759,213
Bombardier, Inc., Sr. Unscd. Notes(b),(c)	6.75	6/15/2033	950,000	992,568
Goat Holdco LLC, Sr. Scd. Notes(b),(c)	6.75	2/1/2032	1,469,000	1,507,039
TransDigm, Inc., Gtd. Notes(b),(c)	6.38	5/31/2033	867,000	878,915
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.38	3/1/2029	650,000	665,373
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.75	8/15/2028	478,000	487,708
TransDigm, Inc., Sr. Scd. Notes(b),(c)	6.88	12/15/2030	870,000	902,216
TransDigm, Inc., Sr. Scd. Notes(b)	7.13	12/1/2031	220,000	229,755
				6,422,787
Airlines — 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)	5.75	4/20/2029	1,275,121	1,280,955
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)	9.88	9/20/2031	1,143,000	1,160,290
United Airlines, Inc., Sr. Scd. Notes(b),(c)	4.63	4/15/2029	1,016,000	1,001,211
				3,442,456
Automobiles & Components — 2.4%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)	6.75	9/15/2032	335,000	342,633
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.75	2/15/2030	1,325,000	1,369,792

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Automobiles & Components — 2.4% (continued)
Forvia SE, Sr. Unscd. Notes(b),(c)		6.75	9/15/2033	1,100,000	1,116,702
Nissan Motor Co. Ltd., Sr. Unscd. Bonds(b)	EUR	6.38	7/17/2033	173,000	209,296
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		4.35	9/17/2027	500,000	490,943
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		7.50	7/17/2030	353,000	370,730
Qnity Electronics, Inc., Sr. Scd. Notes(b)		5.75	8/15/2032	533,000	537,732
Qnity Electronics, Inc., Sr. Unscd. Notes(b)		6.25	8/15/2033	370,000	378,301
					4,816,129
Banks — .6%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c),(d)		3.88	2/18/2026	1,171,000	1,161,476
Building Materials — 3.3%
Builders FirstSource, Inc., Gtd. Notes(b),(c)		4.25	2/1/2032	724,000	681,481
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	1,311,000	1,269,632
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	638,000	620,519
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b),(c)		6.63	12/15/2030	1,721,000	1,771,252
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(c)		5.50	2/1/2030	850,000	830,121
Quikrete Holdings, Inc., Sr. Scd. Notes(b),(c)		6.38	3/1/2032	851,000	882,167
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	170,000	176,876
Standard Industries, Inc., Sr. Unscd. Notes(b),(c)		4.75	1/15/2028	497,000	493,135
					6,725,183
Chemicals — 2.3%
INEOS Finance PLC, Sr. Scd. Bonds(b)	EUR	7.25	3/31/2031	330,000	387,369
Inversion Escrow Issuer LLC, Sr. Scd. Notes(b),(c)		6.75	8/1/2032	810,000	798,448

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Chemicals — 2.3% (continued)
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		7.25	2/15/2033	693,000	694,155
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	EUR	9.63	11/15/2028	460,000	566,699
Olympus Water US Holding Corp., Sr. Scd. Notes(b),(c)		9.75	11/15/2028	387,000	406,398
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	716,000	767,637
WR Grace Holdings LLC, Sr. Unscd. Notes(b),(c)		5.63	8/15/2029	1,207,000	1,122,857
					4,743,563
Collateralized Loan Obligations Debt — 2.2%
ASSURANT II Ltd. CLO, Ser. 2018-2A, Cl. E, (3 Month TSFR +5.86%)(b),(e)		10.19	4/20/2031	500,000	500,187
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)(b),(e)		11.72	10/20/2034	2,375,000	2,384,474
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.57	1/15/2038	400,000	406,853
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.45	10/20/2035	500,000	496,313
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.33	1/20/2037	700,000	699,196
					4,487,023
Commercial & Professional Services — 7.5%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b),(c)		7.00	5/21/2030	1,147,000	1,189,210
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	540,000	555,490
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b),(c)		6.00	6/1/2029	710,000	698,611

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Commercial & Professional Services — 7.5% (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	GBP	4.88	6/1/2028	520,000	687,062
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		5.75	7/15/2027	574,000	573,539
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	570,000	577,945
Herc Holdings, Inc., Gtd. Notes(b),(c)		7.00	6/15/2030	651,000	676,741
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	595,000	692,661
ION Platform Finance US, Inc., Sr. Scd. Notes(b)		7.88	9/30/2032	555,000	551,354
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(b),(c)		6.25	1/15/2028	1,429,000	1,429,799
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b),(c)		6.88	11/15/2031	1,392,000	1,433,994
The ADT Security Corp., Sr. Scd. Bonds(b)		5.88	10/15/2033	691,000	691,000
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	998,000	925,267
Verisure Midholding AB, Gtd. Notes(b)	EUR	5.25	2/15/2029	2,200,000	2,605,484
Veritiv Operating Co., Sr. Scd. Notes(b),(c)		10.50	11/30/2030	591,000	635,016
Wand NewCo 3, Inc., Sr. Scd. Notes(b),(c)		7.63	1/30/2032	1,225,000	1,291,640
					15,214,813
Consumer Discretionary — 8.0%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	710,000	737,227
Brightstar Lottery PLC, Sr. Scd. Notes(b),(c)		5.25	1/15/2029	548,000	545,930
Carnival Corp., Gtd. Notes(b)		5.75	8/1/2032	570,000	580,789
Carnival Corp., Gtd. Notes(b),(c)		6.00	5/1/2029	921,000	935,336
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	855,000	876,944

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Consumer Discretionary — 8.0% (continued)
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b),(c)	8.00	2/1/2028	1,106,000	1,094,811
Hilton Domestic Operating Co., Inc., Gtd. Notes(b),(c)	4.00	5/1/2031	650,000	615,612
Light & Wonder International, Inc., Sr. Unscd. Notes(b),(c)	6.25	10/1/2033	976,000	978,313
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b),(c)	4.88	5/1/2029	985,000	958,179
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b),(c)	8.25	4/15/2030	795,000	826,629
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	533,000	533,364
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)	6.75	2/1/2032	1,341,000	1,379,965
Resideo Funding, Inc., Gtd. Notes(b)	4.00	9/1/2029	887,000	848,074
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Scd. Notes(b)	6.25	10/15/2030	356,000	359,397
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b),(c)	6.00	2/1/2033	1,078,000	1,105,900
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(b),(c)	6.63	3/1/2030	1,170,000	1,088,595
Station Casinos LLC, Gtd. Notes(b)	4.63	12/1/2031	637,000	601,452
Viking Cruises Ltd., Sr. Unscd. Notes(b)	5.88	10/15/2033	534,000	535,042
Warnermedia Holdings, Inc., Gtd. Notes(c)	4.28	3/15/2032	814,000	746,845
Warnermedia Holdings, Inc., Gtd. Notes(c)	5.05	3/15/2042	631,000	504,134
Windsor Holdings III LLC, Sr. Scd. Notes(b)	8.50	6/15/2030	470,000	497,429
				16,349,967

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Consumer Durables & Apparel — 1.1%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	EUR	5.25	7/15/2032	470,000	566,991
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(c),(f)		10.00	7/15/2033	1,018,000	1,100,623
S&S Holdings LLC, Sr. Scd. Notes(b)		8.38	10/1/2031	540,000	529,872
					2,197,486
Diversified Financials — 7.5%
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	805,000	1,038,983
Encore Capital Group, Inc., Sr. Scd. Notes(b),(c)		8.50	5/15/2030	1,030,000	1,094,680
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.00	9/1/2028	150,406	180,257
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.50	11/1/2028	594,557	448,618
Garfunkelux Holdco 4 SA, Unscd. Bonds(b),(f)	EUR	10.50	5/1/2030	121,274	16,155
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)		9.75	1/15/2029	1,098,000	1,109,529
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(b)		10.00	11/15/2029	524,000	526,970
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)		6.13	11/1/2032	907,000	919,978
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b),(c)		7.13	4/30/2031	1,050,000	1,102,161
OneMain Finance Corp., Gtd. Notes(c)		7.50	5/15/2031	99,000	103,578
OneMain Finance Corp., Gtd. Notes(c)		7.88	3/15/2030	773,000	818,568
Osaic Holdings, Inc., Gtd. Notes(b)		8.00	8/1/2033	670,000	694,955
PennyMac Financial Services, Inc., Gtd. Notes(b)		6.75	2/15/2034	790,000	806,512
PennyMac Financial Services, Inc., Gtd. Notes(b),(c)		7.13	11/15/2030	334,000	348,079

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Diversified Financials — 7.5% (continued)
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b),(c)	9.88	11/1/2029	691,000	701,013
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	522,000	536,123
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	962,000	879,281
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031	710,000	707,062
UWM Holdings LLC, Gtd. Notes(b)	6.63	2/1/2030	950,000	967,255
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b),(c)	7.50	6/15/2031	2,087,000	2,159,865
				15,159,622
Electronic Components — .6%
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	354,000	367,218
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.63	3/15/2032	747,000	777,231
				1,144,449
Energy — 13.0%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b),(c)	7.50	10/1/2029	698,000	728,462
Aris Water Holdings LLC, Gtd. Notes(b),(c)	7.25	4/1/2030	1,248,000	1,318,541
BKV Upstream Midstream LLC, Gtd. Notes(b)	7.50	10/15/2030	895,000	895,037
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b),(c)	7.00	7/15/2029	522,000	541,681
Comstock Resources, Inc., Gtd. Notes(b)	5.88	1/15/2030	1,070,000	1,031,320
Comstock Resources, Inc., Gtd. Notes(b),(c)	6.75	3/1/2029	777,000	776,271
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b),(c)	5.50	6/15/2031	1,450,000	1,437,471
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)	6.63	2/15/2028	1,730,000	1,729,073

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Energy — 13.0% (continued)
Gulfport Energy Operating Corp., Gtd. Notes(b),(c)		6.75	9/1/2029	1,466,000	1,506,232
Matador Resources Co., Gtd. Notes(b),(c)		6.50	4/15/2032	805,000	813,267
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)		8.25	9/1/2031	677,000	663,892
Noble Finance II LLC, Gtd. Notes(b),(c)		8.00	4/15/2030	683,000	707,454
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		7.88	10/15/2033	447,000	445,511
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)		8.13	3/1/2028	475,000	483,345
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)		8.75	6/15/2031	1,873,000	1,937,328
Northriver Midstream Finance LP, Sr. Scd. Notes(b),(c)		6.75	7/15/2032	690,000	706,060
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b),(c)		4.80	5/15/2030	1,179,000	1,152,016
SM Energy Co., Sr. Unscd. Notes(b),(c)		6.75	8/1/2029	950,000	955,294
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b),(c)		5.50	10/15/2029	2,354,000	2,305,318
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		4.13	8/15/2031	597,000	563,880
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c),(d)		9.00	9/30/2029	1,741,000	1,726,688
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)		8.13	6/1/2028	1,042,000	1,079,272
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b),(c)		6.50	1/15/2034	1,703,000	1,793,740
WBI Operating LLC, Sr. Unscd. Notes(b)		6.50	10/15/2033	1,118,000	1,118,000
					26,415,153
Environmental Control — .9%
Luna 2.5 Sarl, Sr. Scd. Bonds(b)	EUR	5.50	7/1/2032	268,000	321,157
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	376,000	367,305
Waste Pro USA, Inc., Sr. Unscd. Notes(b),(c)		7.00	2/1/2033	1,038,000	1,077,752
					1,766,214

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Food Products — 3.2%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	630,000	811,901
Fiesta Purchaser, Inc., Sr. Scd. Notes(b),(c)		7.88	3/1/2031	470,000	496,615
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b),(c)		9.63	9/15/2032	722,000	781,270
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b),(c)		6.00	8/1/2032	950,000	952,289
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	1,523,000	1,469,950
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	760,000	757,787
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	1,186,000	1,138,783
					6,408,595
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	257,000	234,206
Health Care — 8.6%
1261229 BC Ltd., Sr. Scd. Notes(b),(c)		10.00	4/15/2032	1,324,000	1,358,215
Bausch Health Americas, Inc., Gtd. Notes(b)		8.50	1/31/2027	353,000	349,805
Bausch Health Cos., Inc., Sr. Scd. Notes(b),(c)		11.00	9/30/2028	781,000	812,973
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b)		5.50	1/15/2028	309,000	302,040
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		5.25	5/15/2030	762,000	690,028
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		9.75	1/15/2034	518,000	531,338
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b),(c)		10.88	1/15/2032	1,264,000	1,340,279
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	EUR	7.00	10/27/2031	360,000	431,206

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Health Care — 8.6% (continued)
Insulet Corp., Sr. Unscd. Notes(b),(c)		6.50	4/1/2033	658,000	684,670
IQVIA, Inc., Gtd. Notes(b),(c)		6.25	6/1/2032	698,000	718,515
LifePoint Health, Inc., Sr. Unscd. Notes(b),(c)		10.00	6/1/2032	484,000	508,785
Medline Borrower LP, Sr. Scd. Notes(b),(c)		3.88	4/1/2029	780,000	752,840
Medline Borrower LP, Sr. Unscd. Notes(b),(c)		5.25	10/1/2029	554,000	549,620
Option Care Health, Inc., Gtd. Notes(b),(c)		4.38	10/31/2029	1,159,000	1,118,812
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b)		6.75	5/15/2034	579,000	555,919
Radiology Partners, Inc., Sr. Scd. Notes(b),(c)		8.50	7/15/2032	873,000	904,503
RAY Financing LLC, Sr. Scd. Bonds(b)	EUR	6.50	7/15/2031	710,000	852,104
Select Medical Corp., Gtd. Notes(b)		6.25	12/1/2032	392,000	392,529
Sotera Health Holdings LLC, Sr. Scd. Notes(b),(c)		7.38	6/1/2031	664,000	698,042
Team Health Holdings, Inc., Sr. Scd. Notes(b)		8.38	6/30/2028	812,000	830,205
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.25	6/1/2029	692,000	676,396
Tenet Healthcare Corp., Sr. Scd. Notes(c)		4.63	6/15/2028	828,000	821,173
Tenet Healthcare Corp., Sr. Scd. Notes(c)		6.75	5/15/2031	890,000	922,106
US Acute Care Solutions LLC, Sr. Scd. Notes(b),(c)		9.75	5/15/2029	670,000	686,906
					17,489,009
Industrial — 3.0%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	680,000	710,816
Artera Services LLC, Sr. Scd. Notes(b)		8.50	2/15/2031	528,000	467,002
Assemblin Caverion Group AB, Sr. Scd. Bonds(b)	EUR	6.25	7/1/2030	360,000	442,990
Chart Industries, Inc., Sr. Scd. Notes(b),(c)		7.50	1/1/2030	652,000	679,374

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Industrial — 3.0% (continued)
CTEC II GmbH, Sr. Unscd. Bonds(b)	EUR	5.25	2/15/2030	489,000	534,915
Dycom Industries, Inc., Gtd. Notes(b),(c)		4.50	4/15/2029	874,000	854,378
GrafTech Finance, Inc., Scd. Notes(b),(c)		4.63	12/23/2029	1,009,000	711,664
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	179,000	153,493
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, Sr. Scd. Notes(b),(c)		9.00	2/15/2029	602,000	629,958
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(c)		5.25	7/15/2027	1,000,000	997,229
					6,181,819
Information Technology — 4.7%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b),(c)		6.50	2/15/2030	2,398,000	2,380,430
Cloud Software Group, Inc., Scd. Notes(b),(c)		9.00	9/30/2029	756,000	784,986
Cloud Software Group, Inc., Sr. Scd. Notes(b),(c)		6.50	3/31/2029	950,000	959,614
CoreLogic, Inc., Sr. Scd. Notes(b)		4.50	5/1/2028	627,000	609,963
CoreWeave, Inc., Gtd. Notes(b),(c)		9.25	6/1/2030	719,000	743,449
Elastic NV, Sr. Unscd. Notes(b),(c)		4.13	7/15/2029	1,712,000	1,645,383
Ellucian Holdings, Inc., Sr. Scd. Notes(b),(c)		6.50	12/1/2029	813,000	827,974
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	480,000	496,789
UKG, Inc., Sr. Scd. Notes(b),(c)		6.88	2/1/2031	1,127,000	1,163,729
					9,612,317
Insurance — 6.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b),(c)		6.75	7/1/2032	1,550,000	1,597,281
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b),(c)		8.25	2/1/2029	786,000	820,975

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Insurance — 6.4% (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		6.75	4/15/2028	666,000	678,334
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b),(c)		7.00	1/15/2031	972,000	1,005,066
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b),(c)		7.38	10/1/2032	703,000	725,273
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b),(c)		7.88	11/1/2029	584,000	609,959
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	980,000	1,194,015
Ardonagh Finco Ltd., Sr. Scd. Notes(b),(c)		7.75	2/15/2031	1,050,000	1,099,527
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b),(c)		8.88	2/15/2032	789,000	830,094
Global Atlantic Fin Co., Gtd. Notes(b),(c)		7.95	6/15/2033	674,000	781,629
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	530,000	546,086
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	380,000	394,591
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(b)		6.88	10/1/2033	1,057,000	1,052,120
The Nassau Companies of New York, Sr. Unscd. Notes(b),(c)		7.88	7/15/2030	1,616,000	1,651,811
					12,986,761
Internet Software & Services — 3.5%
Arches Buyer, Inc., Sr. Unscd. Notes(b),(c)		6.13	12/1/2028	1,258,000	1,234,327

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Internet Software & Services — 3.5% (continued)
Cablevision Lightpath LLC, Sr. Scd. Notes(b),(c)		3.88	9/15/2027	790,000	767,624
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(b),(c)		7.00	6/15/2027	581,000	579,948
Gen Digital, Inc., Gtd. Notes(b),(c)		6.25	4/1/2033	1,520,000	1,555,536
Gen Digital, Inc., Gtd. Notes(b)		6.75	9/30/2027	472,000	479,656
Match Group Holdings II LLC, Sr. Unscd. Notes(b),(c)		4.13	8/1/2030	907,000	857,467
Rakuten Group, Inc., Sr. Unscd. Notes(b),(c)		9.75	4/15/2029	625,000	703,353
United Group BV, Sr. Scd. Bonds(b)	EUR	5.25	2/1/2030	360,000	418,836
United Group BV, Sr. Scd. Bonds(b)	EUR	6.50	10/31/2031	510,000	608,280
					7,205,027
Materials — 1.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b),(c)		8.75	4/15/2030	1,378,000	1,416,850
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b),(c)		6.88	1/15/2030	573,000	588,505
LABL, Inc., Sr. Scd. Notes(b)		9.50	11/1/2028	450,000	382,855
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b),(c)		7.88	4/15/2027	668,000	675,383
Sealed Air Corp., Gtd. Notes(b),(c)		5.00	4/15/2029	620,000	617,046
					3,680,639
Media — 9.3%
Block Communications, Inc., Gtd. Notes(b)		4.88	3/1/2028	705,000	675,792
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		4.25	1/15/2034	1,378,000	1,192,229
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)		4.50	5/1/2032	2,108,000	1,919,737

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Media — 9.3% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.00	2/1/2028	1,557,000	1,543,291
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	5.38	6/1/2029	799,000	794,275
CSC Holdings LLC, Gtd. Notes(b),(c)	11.25	5/15/2028	725,000	671,733
CSC Holdings LLC, Gtd. Notes(b),(c)	11.75	1/31/2029	1,447,000	1,217,750
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(b),(c)	10.00	2/15/2031	1,501,000	1,499,922
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	354,000	345,888
Discovery Communications LLC, Gtd. Notes(c)	4.13	5/15/2029	885,000	852,631
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	527,000	451,120
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	967,000	892,058
DISH DBS Corp., Sr. Scd. Notes(b)	5.75	12/1/2028	737,000	707,144
Gray Media, Inc., Sr. Scd. Notes(b),(c)	7.25	8/15/2033	983,000	974,721
Sinclair Television Group, Inc., Sr. Scd. Bonds(b),(c)	8.13	2/15/2033	1,079,000	1,108,214
Sirius XM Radio LLC, Gtd. Notes(b),(c)	4.00	7/15/2028	1,010,000	976,770
Sirius XM Radio LLC, Gtd. Notes(b),(c)	5.00	8/1/2027	1,100,000	1,095,609
Sunrise FinCo I BV, Sr. Scd. Notes(b),(c)	4.88	7/15/2031	770,000	734,095
The EW Scripps Company, Sr. Scd. Notes(b)	9.88	8/15/2030	541,000	508,304
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	667,000	659,943
				18,821,226
Metals & Mining — 1.9%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	1,140,000	1,208,454
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	6.88	11/1/2029	530,000	540,558

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Metals & Mining — 1.9% (continued)
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.38	5/1/2033	670,000	684,519
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(c)	6.13	4/15/2032	690,000	713,534
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031	139,051	139,859
Samarco Mineracao SA, Sr. Unscd. Notes(f)	9.50	6/30/2031	657,219	661,041
				3,947,965
Real Estate — 3.9%
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029	705,000	694,603
Iron Mountain, Inc., Gtd. Notes(b)	5.00	7/15/2028	686,000	682,346
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	742,000	724,037
Rithm Capital Corp., Sr. Unscd. Notes(b),(c)	8.00	4/1/2029	1,547,000	1,584,649
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030	659,000	675,215
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)	4.00	9/15/2029	882,000	833,604
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	4.38	1/15/2027	331,000	328,433
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	6.50	7/1/2030	351,000	363,334
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)	7.25	4/1/2029	663,000	697,009
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	611,000	553,786
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	6.50	2/15/2029	865,000	813,117
				7,950,133
Retailing — 3.1%
Carvana Co., Sr. Scd. Notes(b),(c),(f)	9.00	6/1/2031	920,200	1,042,557

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Retailing — 3.1% (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b),(c)	4.63	1/15/2029	461,000	439,127
LBM Acquisition LLC, Gtd. Notes(b),(c)	6.25	1/15/2029	1,030,000	954,382
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(b)	10.00	9/15/2033	381,000	385,442
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b),(c)	7.50	9/15/2032	1,086,000	1,090,329
QXO Building Products, Inc., Sr. Scd. Bonds(b),(c)	6.75	4/30/2032	660,000	685,012
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	515,000	511,791
White Cap Buyer LLC, Sr. Unscd. Notes(b),(c)	6.88	10/15/2028	1,235,000	1,232,455
				6,341,095
Semiconductors & Semiconductor Equipment — 1.2%
Entegris, Inc., Gtd. Notes(b),(c)	5.95	6/15/2030	1,360,000	1,380,720
Kioxia Holdings Corp., Gtd. Notes(b)	6.63	7/24/2033	1,054,000	1,084,729
				2,465,449
Technology Hardware & Equipment — .9%
Virtusa Corp., Sr. Unscd. Notes(b),(c)	7.13	12/15/2028	1,879,000	1,842,585
Telecommunication Services — 6.4%
Altice France SA, Sr. Scd. Notes(b),(c),(g)	8.13	2/1/2027	1,913,000	1,830,196
CommScope Technologies LLC, Gtd. Notes(b)	5.00	3/15/2027	294,000	291,942
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	763,000	775,399
EchoStar Corp., Sr. Scd. Notes(c)	10.75	11/30/2029	1,880,000	2,069,786
Fibercop SpA, Sr. Scd. Notes(b),(c)	7.72	6/4/2038	546,000	553,484
Hughes Satellite Systems Corp., Gtd. Notes	6.63	8/1/2026	573,000	545,451
Hughes Satellite Systems Corp., Sr. Scd. Notes	5.25	8/1/2026	351,000	344,508

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Telecommunication Services — 6.4% (continued)
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	556,000	476,730
Level 3 Financing, Inc., Sr. Scd. Bonds(b),(c)		6.88	6/30/2033	826,000	842,532
Level 3 Financing, Inc., Sr. Scd. Notes(b)		7.00	3/31/2034	814,000	828,716
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	232,175	228,804
Lumen Technologies, Inc., Sr. Scd. Notes(b),(c)		10.00	10/15/2032	380,000	384,905
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P(c)		7.60	9/15/2039	914,000	856,875
Lumen Technologies, Inc., Sr. Unscd. Notes(b),(c)		5.38	6/15/2029	676,000	620,092
Maya SAS/Paris France, Sr. Scd. Notes(b)		7.00	10/15/2028	531,000	539,956
Maya SAS/Paris France, Sr. Scd. Notes(b)		7.00	4/15/2032	400,000	408,422
Maya SAS/Paris France, Sr. Scd. Notes(b),(c)		8.50	4/15/2031	509,000	546,322
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b),(c)		8.25	10/1/2031	817,000	846,944
					12,991,064
Transportation — 1.2%
Beacon Mobility Corp., Sr. Scd. Notes(b),(c)		7.25	8/1/2030	1,035,000	1,076,818
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.28	2/24/2031	405,000	464,836
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b),(c)		7.25	3/15/2032	843,000	888,401
					2,430,055
Utilities — 5.5%
Alpha Generation LLC, Sr. Unscd. Notes(b),(c)		6.75	10/15/2032	1,060,000	1,094,980
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)		6.38	2/15/2032	1,420,000	1,456,424

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 119.7% (continued)
Utilities — 5.5% (continued)
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b),(c)	6.75	2/28/2030	1,331,000	1,384,227
NRG Energy, Inc., Gtd. Notes(b),(c)	3.88	2/15/2032	650,000	599,473
NRG Energy, Inc., Gtd. Notes(b),(c)	6.25	11/1/2034	589,000	604,147
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)	10.25	3/15/2028	490,000	535,654
NRG Energy, Inc., Sr. Unscd. Notes(b)	5.75	1/15/2034	356,000	355,859
PG&E Corp., Sr. Scd. Notes(c)	5.00	7/1/2028	325,000	322,239
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	694,000	684,818
Vistra Corp., Jr. Sub. Notes(b),(d)	7.00	12/15/2026	447,000	454,152
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	76,000	74,464
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	474,000	496,092
Vistra Operations Co. LLC, Gtd. Notes(b),(c)	7.75	10/15/2031	1,171,000	1,239,992
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	3.88	10/15/2026	827,000	815,757
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.38	1/15/2031	919,000	963,829
				11,082,107
Total Bonds and Notes (cost $234,289,205)				243,102,726
Convertible Bonds and Notes — .4%
Media — .1%
Cable One, Inc., Gtd. Notes	1.13	3/15/2028	321,000	274,776
Utilities — .3%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	541,000	548,466
Total Convertible Bonds and Notes (cost $817,061)				823,242

	Shares
Exchange-Traded Funds — 2.8%
Registered Investment Companies — 2.8%
Invesco Senior Loan ETF	39,206	820,582
iShares iBoxx $ High Yield Corporate Bond ETF	25,295	2,053,701

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Exchange-Traded Funds — 2.8% (continued)
Registered Investment Companies — 2.8% (continued)
Janus Henderson B-BBB CLO ETF	17,003	819,034
SPDR Bloomberg High Yield Bond ETF	21,003	2,058,084
Total Exchange-Traded Funds (cost $5,638,172)		5,751,401

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — 1.5%
Information Technology — .3%
X.AI LLC, Initial Fixed Rate Term Loan	12.50	6/28/2030	530,421	551,163
Technology Hardware & Equipment — 1.2%
X Corp., Tranche Term Loan B-3	9.50	10/29/2029	2,514,221	2,525,572
Total Fixed Rate Loan Interests (cost $3,028,869)				3,076,735
Floating Rate Loan Interests — 8.8%
Automobiles & Components — .7%
Burgess Point Purchaser Corp., Initial Term Loan, (1 Month TSFR +5.35%)(e)	9.51	7/25/2029	354,090	308,972
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)(e),(g)	9.57	3/30/2027	265,154	120,645
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e),(g)	9.57	3/30/2027	782,333	355,962
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(e)	8.04	9/21/2029	555,000	554,539
				1,340,118
Chemicals — .2%
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)	8.51	8/18/2028	440,938	414,592
Commercial & Professional Services — .4%
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(e)	9.15	1/22/2029	820,095	708,505

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 8.8% (continued)
Consumer Discretionary — .3%
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(e)		8.78	12/2/2031	544,635	544,194
Diversified Financials — .4%
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(e)		8.71	2/1/2029	360,000	303,226
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)(e),(f)		10.81	5/28/2027	496,880	478,337
					781,563
Energy — .3%
WaterBridge Midstream Operating LLC, Term Loan B, (1 Month TSFR +4.86%)(e)		9.03	6/27/2029	583,213	584,709
Food Products — .4%
Max US BidCo, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.00	10/2/2030	823,331	806,020
Health Care — 1.3%
1261229 B.C. Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(e)		8.04	10/8/2030	569,572	562,629
Inovie Group, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	6.00	3/3/2028	1,000,000	1,028,873
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(e)		8.07	5/19/2031	410,965	410,731
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(e)		8.64	10/2/2028	691,003	690,895
					2,693,128
Industrial — .5%
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(e)	EUR	7.00	1/2/2029	1,000,000	1,043,437

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 8.8% (continued)
Information Technology — 1.4%
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.80	3/2/2028	400,942	352,829
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +3.85%)(e)		8.16	11/30/2026	650,098	616,336
Inmar, Inc., 2025 First Lien Term Loan, (1-3 Month TSFR +4.50%)(e)		8.66	10/30/2031	441,551	441,690
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.00%)(e)		6.03	6/5/2028	718,130	693,645
Starlight Parent LLC, Term Loan, (3 Month TSFR +4.00%)(e)		8.03	4/16/2032	800,000	787,000
					2,891,500
Internet Software & Services — .9%
MH Sub I LLC, 2023 May New Term Loan, (3 Month TSFR +4.25%)(e)		8.25	5/3/2028	849,786	819,513
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)(e)		10.41	2/23/2029	570,000	497,903
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(e)		8.91	3/15/2030	606,131	602,343
					1,919,759
Media — .2%
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.53	6/4/2029	10,226	10,246
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.75%)(e)		6.59	6/30/2028	439,351	444,935
					455,181
Real Estate — .5%
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	5.50	3/27/2028	1,000,000	1,014,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 8.8% (continued)
Retailing — .2%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)(e)	8.31	1/29/2031	432,803	434,082
Technology Hardware & Equipment — .4%
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)	8.01	2/1/2028	954,978	807,854
Telecommunication Services — .7%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)	9.82	8/31/2028	880,420	854,008
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(e),(f)	7.77	3/11/2030	641,527	624,420
				1,478,428
Total Floating Rate Loan Interests (cost $19,079,839)				17,917,420

	1-Day Yield (%)	Shares
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $6,228,482)	4.28	6,228,482	6,228,482
Total Investments (cost $269,081,628)		136.3%	276,900,006
Liabilities, Less Cash and Receivables		(36.3%)	(73,806,874)
Net Assets		100.0%	203,093,132

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to $223,173,593 or 109.9% of net assets.

(c)	Security, or a portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.
(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at September 30, 2025 was $2,306,803, which represented .0% of net assets.

(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 3/31/2025	Purchases ($)†	Sales ($)	Value ($) 9/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	6,748,490	66,542,156	(67,062,164)	6,228,482	148,468

†	Includes reinvested dividends/distributions.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	235,093	Euro	200,000	10/21/2025	(26)
Goldman Sachs & Co. LLC
United States Dollar	4,411,146	British Pound	3,265,000	10/21/2025	19,519

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Euro	600,000	United States Dollar	708,943	10/21/2025	(3,587)
British Pound	400,000	United States Dollar	541,202	10/21/2025	(3,178)
Euro	500,000	United States Dollar	589,407	10/21/2025	(1,610)
United States Dollar	16,246,734	Euro	13,870,000	10/21/2025	(58,736)
Gross Unrealized Appreciation					19,519
Gross Unrealized Depreciation					(67,137)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	262,853,146	270,671,524
Affiliated issuers	6,228,482	6,228,482
Cash		489,882
Cash denominated in foreign currency	1,331,318	1,334,488
Receivable for investment securities sold		5,084,515
Dividends and interest receivable		4,243,297
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		19,519
Prepaid expenses		29,835
		288,101,542
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		182,259
Loan payable—Note 2		74,000,000
Payable for investment securities purchased		10,308,596
Interest payable—Note 2		326,880
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		67,137
Trustees’ fees and expenses payable		20,252
Other accrued expenses		103,286
		85,008,410
Net Assets ($)		203,093,132
Composition of Net Assets ($):
Paid-in capital		277,571,081
Total distributable earnings (loss)		(74,477,949)
Net Assets ($)		203,093,132
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		72,736,534
Net Asset Value Per Share ($)		2.79
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $5,731 foreign taxes withheld at source)	10,315,461
Dividends:
Unaffiliated issuers	132,902
Affiliated issuers	148,468
Total Income	10,596,831
Expenses:
Management fee—Note 3(a)	1,029,571
Interest expense—Note 2	2,003,546
Professional fees	88,391
Registration fees	35,414
Shareholders’ reports	34,764
Trustees’ fees and expenses—Note 3(c)	17,617
Shareholder servicing costs	9,051
Shareholder and regulatory reports service fees—Note 3(b)	7,292
Chief Compliance Officer fees—Note 3(b)	5,639
Custodian fees—Note 3(b)	4,233
Miscellaneous	23,677
Total Expenses	3,259,195
Net Investment Income	7,337,636
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,585,792
Net realized gain (loss) on forward foreign currency exchange contracts	(979,415)
Net Realized Gain (Loss)	606,377
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,770,298
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(32,997)
Net Change in Unrealized Appreciation (Depreciation)	5,737,301
Net Realized and Unrealized Gain (Loss) on Investments	6,343,678
Net Increase in Net Assets Resulting from Operations	13,681,314
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2025 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of long term portfolio securities	(160,225,520)
Proceeds from sales of long term portfolio securities	162,104,168
Net purchase (sales) of short-term securities	(376,754)
Dividends and interest income received	10,779,492
Interest expense paid	(2,016,803)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,049,041)
Operating expenses paid	(120,800)
Net realized gain (loss) from forward foreign currency exchange contracts transactions	(979,415)
Net Cash Provided (or Used) in Operating Activities		8,115,327
Cash Flows From Financing Activities ($):
Dividends paid to shareholders	(8,910,376)
Net Cash Provided (or Used) in Financing Activities		(8,910,376)
Effect of Foreign Exchange Rate Changes on Cash		(1,791)
Net Increase (Decrease) in Cash		(796,840)
Cash, cash denominated in foreign currency and cash collateral held by broker at beginning of period		2,621,210
Cash and Cash Denominated in Foreign Currency at End of Period		1,824,370
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (or Used) in Operating Activities ($):
Net Increase in Net Assets Resulting From Operations	13,681,314
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost	(3,813,757)
Decrease in dividends and interest receivable	182,661
Decrease in receivable for investment securities sold	2,829,699
Decrease in prepaid expenses	42,274
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates	(2,306)
Increase in payable for investment securities purchased	900,160
Decrease in interest payable	(13,257)
Increase in Trustees’ fees and expenses payable	5,810
Increase in other accrued expenses	40,030
Net change in unrealized (appreciation) depreciation on investments	(5,737,301)
Net Cash Provided (or Used) in Operating Activities		8,115,327
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Operations ($):
Net investment income	7,337,636	15,257,468
Net realized gain (loss) on investments	606,377	3,908,328
Net change in unrealized appreciation (depreciation) on investments	5,737,301	(3,338,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,681,314	15,826,845
Distributions ($):
Distributions to shareholders	(7,637,336)	(15,274,672)
Total Increase (Decrease) in Net Assets	6,043,978	552,173
Net Assets ($):
Beginning of Period	197,049,154	196,496,981
End of Period	203,093,132	197,049,154
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	2.71	2.70	2.55	3.05	3.30	2.59
Investment Operations:
Net investment income(a)	.10	.21	.22	.20	.24	.24
Net realized and unrealized gain (loss) on investments	.09	.01	.11	(.49)	(.24)	.73
Total from Investment Operations	.19	.22	.33	(.29)	(.00) (b)	.97
Distributions:
Dividends from net investment income	(.11)	(.21)	(.18)	(.21)	(.26)	(.26)
Net asset value, end of period	2.79	2.71	2.70	2.55	3.05	3.30
Market value, end of period	2.59	2.55	2.42	2.17	2.78	3.09
Market Price Total Return (%)	5.86	14.47	20.93	(14.49)	(2.72)	49.32

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.25 (c),(d)	3.52 (c)	3.96 (c)	2.90 (c)	1.71 (c)	1.85
Ratio of interest expense and loan fees to average net assets	2.00 (d)	2.25	2.65	1.60	.42	.58
Ratio of net investment income to average net assets	7.32 (c),(d)	7.67 (c)	8.37 (c)	7.48 (c)	7.27 (c)	7.87
Portfolio Turnover Rate	58.99 (e)	105.16	111.68	119.01	78.09	85.59
Net Assets, end of period ($ x 1,000)	203,093	197,049	196,497	185,457	221,624	239,727
Average borrowings outstanding ($ x 1,000)	74,000	74,630	79,000	79,847	96,000	92,800
Weighted average number of fund shares outstanding ($ x 1,000)	72,737	72,737	72,737	72,737	72,724	72,708
Average amount of debt per share ($)	1.02	1.03	1.09	1.10	1.32	1.28

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—Significant Accounting Policies:
BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that Alcentra NY, LLC, the fund’s sub-adviser (“Alcentra” or the “Sub-Adviser”) determines to be of comparable quality. The fund’s investment adviser is BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Corporation (“BNY”). The fund’s shares of beneficial interest trade on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,487,023	—	4,487,023
Convertible Corporate Bonds and Notes	—	823,242	—	823,242
Corporate Bonds and Notes	—	238,615,703	—	238,615,703
Exchange-Traded Funds	5,751,401	—	—	5,751,401
Fixed Rate Loan Interests	—	3,076,735	—	3,076,735
Floating Rate Loan Interests	—	17,917,420	—	17,917,420
Investment Companies	6,228,482	—	—	6,228,482
	11,979,883	264,920,123	—	276,900,006
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	19,519	—	19,519
	—	19,519	—	19,519
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(67,137)	—	(67,137)
	—	(67,137)	—	(67,137)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and
Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.
High Yield Risk: The fund invests primarily in high yield debt securities. Below investment grade instruments are commonly referred to as “junk” or “high yield” instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade instruments, though generally higher yielding, are characterized by higher risk. These instruments are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for below investment grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the fund’s ability to dispose of a particular security. There are fewer dealers in the market for high yield instruments than for investment grade instruments. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade instruments could contract, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade instruments, especially in a market characterized by a low volume of trading.
Collateralized Loan Obligation Risk: The fund invests in collateralized loan obligations (“CLO”). Holders of CLOs and other types of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. Collateralized debt obligations (“CDO”), such as CLOs, may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments, CLOs and CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Floating Rate Loan Risk: The fund is permitted to invest up to 20% of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.
The Additional Information section within the annual report dated March 31, 2025, provides more details about the fund’s principal risk factors.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Shareholders will have their distributions reinvested in additional shares of the fund, unless such shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 24, 2025, the Board declared a cash dividend of $.0175 per share from undistributed net investment income, payable on October 23, 2025 to shareholders of record as of the close of business on October 8, 2025, with an ex-dividend date of October 8, 2025.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended March 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $83,635,872 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2025. The fund has $26,825,740 of short-term capital losses and $56,810,132 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2025 was as follows: ordinary income $15,274,672. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—Borrowings:
The fund has a $125,000,000 Committed Facility Agreement with BNP Paribas Prime Brokerage International, Limited (the “BNPP Agreement”), which is an evergreen facility with a lock-up term of 179 days. Under the terms of the BNPP Agreement, the fund may make “Borrowings” on a collateralized basis with certain fund assets used as collateral, which amounted to $146,439,762 at September 30, 2025. The interest to be paid by the fund on such Borrowings is determined with reference to the principal amount of each such Borrowings outstanding from time to time. Any commitment fees with respect to the BNPP Agreement have been waived and there is no fee in connection with any renewal thereof.
During the period ended September 30, 2025, total fees pursuant to the BNPP Agreement amounted to $2,003,546 of interest expense. These fees are included in Interest expense in the Statement of Operations.
The average amount of Borrowings outstanding under the BNPP Agreement during the period ended September 30, 2025 was $74,000,000 with a related weighted average annualized interest rate of 5.40%.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily Managed Assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”),

a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2025, the fund was charged $4,233 pursuant to the custody agreement.
During the period ended September 30, 2025, the fund was charged $5,639 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended September 30, 2025, the Custodian was compensated $7,292 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $171,033, Custodian fees of $3,200, Chief Compliance Officer fees of $2,693 and Shareholder and regulatory reports service fees of $5,333.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended September 30, 2025, amounted to $157,821,108 and $157,025,486, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act.
Each type of derivative instrument that was held by the fund during the period ended September 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at September 30, 2025 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of September 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	19,519 (1)	Foreign Exchange Risk	(67,137) (1)
Gross fair value of derivative contracts	19,519		(67,137)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended September 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(979,415)	(979,415)
Total	(979,415)	(979,415)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	(32,997)	(32,997)
Total	(32,997)	(32,997)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At September 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	19,519	(67,137)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,519	(67,137)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	19,519	(67,137)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Goldman Sachs & Co. LLC	19,519	(19,519)	-	-

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(26)	-	-	(26)
Goldman Sachs & Co. LLC	(67,111)	19,519	-	(47,592)
Total	(67,137)	19,519	-	(47,618)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended September 30, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	463,442
Forward Contracts Sold in USD	19,755,796

At September 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $7,770,760, consisting of $9,447,501 gross unrealized appreciation and $1,676,741 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

ADDITIONAL INFORMATION (Unaudited)
Portfolio Holdings
The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.bny.com/investments, under Investments. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund
240 Greenwich Street
New York, NY 10286
Trustees
Independent Board Members:
Joseph S. DiMartino, Chairman
Francine J. Bovich
Andrew J. Donohue
Bradley Skapyak
Roslyn M. Watson
Benaree Pratt Wiley
Officers
President
David DiPetrillo
Chief Legal Officer
Peter M. Sullivan
Vice President and Secretary
Sarah S. Kelleher
Vice Presidents and Assistant Secretaries
Deirdre Cunnane
Lisa M. King
Jeff Prusnofsky
Amanda Quinn
Treasurer
James Windels
Vice Presidents
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna
Chief Compliance Officer
Joseph W. Connolly
Portfolio Managers
Chris Barris
Kevin Cronk
Adviser
BNY Mellon Investment Adviser, Inc.
Sub-Adviser
Alcentra NY, LLC
Custodian
The Bank of New York Mellon
Counsel
K&L Gates LLP
Transfer Agent, Registar and Dividend Disbursing Agent
Computershare Inc.
Stock Exchange Listing
NYSE Symbol: DHF
Initial SEC Effective Date
4/23/98
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information
BNY Mellon High Yield Strategies Fund
240 Greenwich Street
New York, NY 10286
Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286
Sub-Adviser
Alcentra NY, LLC
One Madison Avenue
Suite 1600
New York, NY 10010
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Transfer Agent & Registrar
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310
Dividend Disbursing Agent
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DHF

For more information about the fund, visit https://bny.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30, 2025 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0925

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)